Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit) [text block table]	in € m. 2022 2021 2020 Current tax expense (benefit): Tax expense (benefit) for current year 919 847 739 Adjustments for prior years (132) 14 (46) Total current tax expense (benefit) 787 861 693 Deferred tax expense (benefit): Origination and reversal of temporary differences, unused tax losses and tax credits 381 108 (224) Effect of changes in tax law and/or tax rate (19) (26) (11) Adjustments for prior years (1,256) (20) (67) Total deferred tax expense (benefit) (894) 62 (302) Total income tax expense (benefit) (107) 923 391
Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) [text block table]	Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit) in € m. 2022 2021 2020 Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2021 and 31.3% for 2020) 1,705 1,101 314 Foreign rate differential (115) (89) (39) Tax-exempt gains on securities and other income (217) (183) (181) Loss (income) on equity method investments (12) (11) (18) Nondeductible expenses 429 287 293 Impairments of goodwill (0) 1 0 Changes in recognition and measurement of deferred tax assets1 (1,891) (227) 96 Effect of changes in tax law and/or tax rate (19) (26) (11) Effect related to share-based payments (5) 1 (29) Other1 18 69 (34) Actual income tax expense (benefit) (107) 923 391 1 Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.
Income Tax Charged or Credited to Equity [text block table]	Income taxes credited or charged to equity (other comprehensive income/additional paid in capital) in € m. 2022 2021 2020 Actuarial gains (losses) related to defined benefit plans (642) (207) 76 Net fair value gains (losses) attributable to credit risk related to financialliabilities designated as at fair value through profit or loss (25) 5 6 Financial assets mandatory at fair value through other comprehensive income: Unrealized net gains (losses) arising during the period 312 111 (204) Realized net gains (losses) arising during the period (reclassified to profit or loss) (61) 68 84 Derivatives hedging variability of cash flows: Unrealized net gains (losses) arising during the period 229 (2) 4 Net gains (losses) reclassified to profit or loss (18) 15 (1) Other equity movement: Unrealized net gains (losses) arising during the period 192 88 (19) Net gains (losses) reclassified to profit or loss 0 6 14 Income taxes credited (charged) to other comprehensive income (13) 84 (40) Other income taxes credited (charged) to equity 25 45 11
Major Components of Gross Deferred Income Tax Assets and Liabilities [text block table]	Major components of the Group’s gross deferred tax assets and liabilities in € m. Dec 31, 2022 Dec 31, 2021 Deferred tax assets: Unused tax losses 3,946 1,653 Unused tax credits 2 2 Deductible temporary differences: Trading activities, including derivatives 5,819 1,869 Employee benefits, including equity settled share based payments 1,653 2,533 Accrued interest expense 1,367 1,428 Loans and borrowings, including allowance for loans 791 892 Leases 865 857 Intangible Assets 43 52 Fair value OCI (IFRS 9) 387 53 Other assets 630 515 Other provisions 81 110 Other liabilities 1 10 Total deferred tax assets pre offsetting 15,585 9,974 Deferred tax liabilities: Taxable temporary differences: Trading activities, including derivatives 6,164 1,770 Employee benefits, including equity settled share based payments 245 296 Loans and borrowings, including allowance for loans 549 538 Leases 780 774 Intangible Assets 594 501 Fair value OCI (IFRS 9) 70 76 Other assets 371 214 Other provisions 85 82 Other liabilities 40 41 Total deferred tax liabilities pre offsetting 8,898 4,292
After Offsetting, Deferred Tax Assets and Liabilities [text block table]	Deferred tax assets and liabilities, after offsetting in € m. Dec 31, 2022 Dec 31, 2021 Presented as deferred tax assets 7,225 6,180 Presented as deferred tax liabilities 538 498 Net deferred tax assets 6,687 5,682
Items where no Deferred Tax Assets were recognized [text block table]	Items for which no deferred tax assets were recognized in € m. Dec 31, 2022¹ Dec 31, 2021¹ Deductible temporary differences (773) (988) Not expiring (9,462) (10,331) Expiring in subsequent period (0) 0 Expiring after subsequent period (471) (5,811) Unused tax losses (9,933) (16,142) Expiring after subsequent period (0) (20) Unused tax credits (1) (21) 1 Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.